Schedule of Investments (unaudited) October 31, 2020	iShares® ESG Aware Conservative Allocation ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Domestic Equity — 28.9%
iShares ESG Aware MSCI EAFE ETF(a)	4,573	$279,639
iShares ESG Aware MSCI EM ETF(a)	3,808	138,002
iShares ESG Aware MSCI USA ETF(a)	8,350	621,490
iShares ESG Aware MSCI USA Small-Cap ETF(a)	2,624	71,478

		1,110,609

Domestic Fixed Income — 70.9%
iShares ESG Aware U.S. Aggregate Bond ETF(a)	48,683	2,731,116

Total Investment Companies — 99.8% (Cost: $3,792,014)		3,841,725

Total Investments in Securities — 99.8% (Cost: $3,792,014)		3,841,725

Other Assets, Less Liabilities — 0.2%		7,810

Net Assets — 100.0%		$3,849,535

(a)	Affiliate of the Fund.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/20	Shares Held at 10/31/20	Income	Capital Gain Distributions from Underlying Funds

iShares ESG Aware MSCI EAFE ETF(a)	$335,219	$—	$(51,297)	$(234)	$(4,049)	$279,639	4,573	$—	$—
iShares ESG Aware MSCI EM ETF(b)	152,888	—	(20,075)	707	4,482	138,002	3,808	—	—
iShares ESG Aware MSCI USA ETF(c)	723,977	—	(105,305)	4,189	(1,371)	621,490	8,350	2,759	—
iShares ESG Aware MSCI USA Small-Cap ETF(d)	78,415	—	(10,487)	1,027	2,523	71,478	2,624	252	—
iShares ESG Aware U.S. Aggregate Bond ETF	2,594,764	186,555	—	—	(50,203)	2,731,116	48,683	9,056	—

				$5,689	$(48,618)	$3,841,725		$12,067	$—

(a)	Formerly the iShares ESG MSCI EAFE ETF.
(b)	Formerly the iShares ESG MSCI EM ETF.
(c)	Formerly the iShares ESG MSCI USA ETF.
(d)	Formerly the iShares ESG MSCI USA Small-Cap ETF.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Investment Companies	$3,841,725	$—	$—	$3,841,725

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